UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	11/30

Date of reporting period:	05/31/2024

Item 1. Reports to Stockholders.

(a)

Easterly Income Opportunities Fund Class A (JASVX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.86%

Average Annual Total Returns
	6 months	1 Year	5 Years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund
Without Load	3.18%	4.40%	4.15%	4.95%
With Load	1.11%	2.33%	2.92%	3.88%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

Load Information: 2% is the maximum sales charge on purchase of A Shares.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

Important Information:

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio’s Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

What did the Fund invest in?

Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note, 4.500%, 11/15/33	1.2%
Fannie Mae Pool, 6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:
●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-JASVX

Easterly Income Opportunities Fund Class C (JSVCX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.61%

Average Annual Total Returns
	6 months	1 Year	5 Years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund
Without Load	2.67%	3.54%	3.38%	3.94%
With Load	1.67%	2.55%	3.38%	3.94%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

Important Information:

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio’s Class C shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

What did the Fund invest in?

Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note, 4.500%, 11/15/33	1.2%
Fannie Mae Pool, 6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:
●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-JSVCX

Easterly Income Opportunities Fund Class I (JSVIX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.61%

Average Annual Total Returns
	6 Months	1 Year	5 years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund	3.18%	4.58%	4.42%	4.86%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

Important Information:

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio’s Class I shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

What did the Fund invest in?

Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note,4.500%, 11/15/33	1.2%
Fannie Mae Pool,6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:
●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-JSVIX

Easterly Income Opportunities Fund Class R6 (JASSX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	1.02%

Average Annual Total Returns
	6 Months	1 Year	5 years	Since Inception (8/21/2018)
Easterly Income Opportunities Fund	3.53%	5.11%	4.84%	5.27%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180.

Important Information:

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio’s Class S shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance. Periods less than one year are not annualized.

Fund Statistics
Net Assets	$328,506,106
Number of Portfolio Holdings	826
Advisory Fee (net of waivers)	$1,561,592
Portfolio Turnover	16%

What did the Fund invest in?

Asset Weighting (% of total investments)

Industry Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
RBSSP Resecuritization Trust, 2009-12, 4.159%, 12/25/35	1.7%
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, 4.077%, 08/15/46	1.7%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.3%
Galleria CDO V Ltd., 5A, 7.991%, 09/19/37	1.2%
United States Treasury Note, 4.500%, 11/15/33	1.2%
Fannie Mae Pool, 6.000%, 08/1/53	1.1%
Peaks CLO 2 Ltd., 2017-2A, 10.586%, 07/20/31	0.8%
FREMF Mortgage Trust, 2017-KF37, 8.192%, 06/25/27	0.8%
Morgan Stanley Finance, LLC, –%, 11/29/36	0.8%
BWAY Mortgage Trust, 2022-26BW, 3.402%, 02/10/44	0.8%

Where can I find additional information about the Fund? Additional information is available on the Fund’s website (https://funds.easterlyam.com/resources/), including its:
●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-JASSX

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT

May 31, 2024

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO
HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8%
	AGENCY CMBS — 1.9%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.3260	05/25/47	$79,384
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	8.1920	06/25/27	2,748,895
2,644,537	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	7.7920	05/25/29	2,357,528
55,151	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2230	04/16/53	116
95,824	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,307
228,869	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7300	10/20/62	5,510
692,796	Government National Mortgage Association Series 210 IO(a),(b)		0.6980	07/16/64	40,945
40,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	28,998
40,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	27,013
692,946	Government National Mortgage Association Series 216 IO(a),(b)		0.7490	07/16/65	40,478
1,131,445	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.7570	11/20/66	44,118
916,945	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	8.6880	10/25/49	918,532
					6,295,824
	AUTO LOAN — 0.5%
284,441	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	286,183
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	325,799
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	101,040
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	941,577
17,589	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	17,288
					1,671,887
	CDO — 2.0%
4,199,584	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.9910	09/19/37	4,075,546
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR1M + 0.762%	2.3910	11/05/36	267,642
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	TSFR1M + 1.262%	6.5900	04/15/35	2,373,000
					6,716,188
	CLO — 1.8%
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	9.3260	07/20/30	494,232
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	6.2280	07/15/45	77,295
877,710	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	9.3880	08/01/25	681,042
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	11.4400	07/15/31	174,272
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	TSFR3M + 3.862%	9.1860	07/20/31	500,513
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	TSFR3M + 5.262%	10.5860	07/20/31	2,751,991
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	8.9870	08/18/31	493,799

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	CLO — 1.8% (Continued)
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	7.5240	11/15/38	$365,936
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	10.1100	07/15/32	470,291
					6,009,371
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7%
76,808	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	72,557
245,799	Adjustable Rate Mortgage Trust Series 2005-3 7A1(b)		6.1690	07/25/35	215,167
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	6.2790	11/25/35	121,843
30,839	Alternative Loan Trust Series 1998-4 IIA3(e)		5.7330	08/25/28	29,632
85,450	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	82,491
23,143	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	23,165
104,914	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	101,723
97,772	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	90,950
15,952	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	15,503
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	33,805
8,614	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	8,268
131,156	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	114,244
31,824	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	30,810
39,374	Alternative Loan Trust Series 2004-15 1A2(b)		6.2410	09/25/34	37,759
549,151	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	518,327
405,156	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	360,832
77,752	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	66,820
35,947	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	32,106
30,037	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	23,981
126,112	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	103,937
74,126	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	5.6490	05/25/35	62,263
135,096	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	93,049
172,725	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	6.4390	08/25/35	138,037
39,059	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	19,079
30,749	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	23,111
52,481	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	29,223
94,966	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	5.9990	12/25/35	82,393
117,612	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	6.0390	01/25/36	109,096
105,858	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	31,245
891,071	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	832,720

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
36,171	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	$33,802
369,552	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		4.1160	08/25/37	152,426
93,416	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	7.7370	04/25/44	84,208
12,335	APS Resecuritization Trust Series 2016-3 3A(c),(d)	TSFR1M + 2.964%	8.2890	09/27/46	12,341
176,876	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	168,982
99,160	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	93,653
57,537	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9850	02/25/57	47,097
1,057,838	Banc of America Funding Trust Series 2004-B 3A2(b)		4.3900	12/20/34	822,190
41,809	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	6.5450	06/20/35	30,047
1,091,823	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	874,011
18,255	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	5.5810	10/25/36	18,181
87,170	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	15,737
193,494	Banc of America Funding Trust Series 2006-H 2A2(b)		4.6100	09/20/46	152,376
697,665	Banc of America Funding Trust Series 2006-I 4A1(b)		4.4510	10/20/46	561,437
16,473	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.2060	12/25/32	12,167
49,432	Banc of America Mortgage Trust Series 2005-E 2A1(b)		4.5680	06/25/35	42,152
42,821	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.2340	07/25/35	34,325
65,539	Banc of America Mortgage Trust Series 2005-G 2A1(b)		5.1500	08/25/35	55,444
24,277	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.1450	09/25/35	20,384
125,074	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.4220	01/25/36	99,296
747,302	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.6000	01/26/38	725,974
1,437,738	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.5160	03/26/37	1,387,932
740,839	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	575,059
3,546	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.1880	11/25/34	3,230
35,177	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.2600	05/25/35	29,260
68,780	Bear Stearns ARM Trust Series 2003-4 B1(b)		5.3730	07/25/33	60,603
30,488	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.2280	08/25/33	28,425
4,024	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.7570	10/25/33	3,761
41,583	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.7070	01/25/34	37,912
102,399	Bear Stearns ARM Trust Series 2004-1 124M(b)		5.1480	04/25/34	86,757
11,055	Bear Stearns ARM Trust Series 2004-1 21A1(b)		5.9850	04/25/34	9,912
94,693	Bear Stearns ARM Trust Series 2004-5(b)		4.0690	07/25/34	76,281
92,811	Bear Stearns ARM Trust Series 2004-6 3A(b)		5.8780	09/25/34	85,355
44,639	Bear Stearns ARM Trust Series 2004-8 2A1(b)		2.1580	11/25/34	40,347

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
865,231	Bear Stearns ARM Trust Series 2004-8 13A1(b)		2.1580	11/25/34	$768,896
40,926	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.8820	01/25/35	38,300
901,958	Bear Stearns ARM Trust Series 2007-3 2A1(b)		4.0540	05/25/47	742,297
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	230,211
583,276	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	475,907
142,832	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		5.1320	01/26/36	105,019
24,273	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	6.1350	11/20/34	23,298
63,846	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	50,119
171,634	Brean Asset Backed Securities Trust Series 2022-RM5 A(b),(c)		4.5000	09/25/62	148,621
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(e)		5.2500	01/25/63	1,912,983
3,267,686	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	2,290,929
621,228	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	531,338
2,912,387	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,458,793
70,037	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4260	09/25/34	65,382
81,771	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	75,835
1,003,415	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	939,443
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	195,582
91,280	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8840	03/25/50	75,331
147,815	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	138,978
277,791	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.1180	09/25/36	223,173
483,864	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	4,443
267,879	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	64,486
174,173	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	5.6890	10/25/36	123,067
352,198	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	286,712
89,702	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	81,988
108,806	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.1160	02/25/34	90,928
25,280	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	23,844
48,327	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		4.7280	05/25/34	43,835
55,692	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	53,862
62,426	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	60,844
34,488	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.7410	07/20/34	32,238
106,923	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	101,566
38,220	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.3600	08/25/34	33,954
56,143	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	51,088

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
51,619	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.0010	04/20/35	$45,673
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	149,960
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,223,104
519,320	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	303,724
92,159	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	33,912
79,476	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		4.1550	03/25/37	69,366
292,605	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	109,209
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.2880	03/25/58	249,891
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6250	03/25/67	141,548
116,781	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	107,786
36,364	Citicorp Mortgage Securities Trust Series Series 2006-6 A4		6.0000	11/25/36	34,663
72,242	Citicorp Mortgage Securities Trust Series Series 2007-2 APO(f)		0.0000	02/25/37	36,848
177,779	Citicorp Mortgage Securities Trust Series Series 2007-4 1A5		6.0000	05/25/37	152,119
98,220	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		6.9780	07/25/24	122
3,653	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		6.2320	09/25/32	3,220
154,369	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		5.8780	09/25/34	134,984
172,251	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4830	05/25/35	154,750
44,110	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)		5.6000	02/25/37	43,652
226	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	223
39,777	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	36,380
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	239,572
1,366,327	Citigroup Mortgage Loan Trust Inc Mortgage Series 7 2A2A(b)		5.8530	09/25/35	1,020,179
10,991	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	9,790
23,390	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		5.9110	08/25/34	20,174
89,995	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		6.1030	08/25/34	78,974
41,527	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	40,594
40,356	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	38,700
36,217	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	29,863
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	405,970
127,656	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		4.0010	11/25/31	127,197
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.5440	11/25/31	139,934
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.2040	01/25/32	122,918
64,903	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	61,737

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
514,207	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	$492,581
20,940	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	19,185
70,754	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8(d)	8*(USISOA30-USISOA02)	5.5000	10/25/33	64,844
212,262	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	194,894
155,505	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	140,988
104,209	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	6.0890	09/25/35	68,947
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
405,630	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	360,767
83,151	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		5.7370	10/25/33	76,309
61,933	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	57,357
397,386	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	357,813
25,816	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	25,233
33,258	CSMC Series Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,512
1,750,649	CSMC Series Series 2022-7R 1A1(c),(d)	SOFR30A + 4.500%	9.8240	10/25/66	1,679,246
308,713	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	74,375
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6350	01/25/60	191,330
500,782	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	228,941
30,559	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	29,380
2,799,804	Deutsche Mortgage Securities Inc Mortgage Loan Series PR1 5AF4(c),(d)	TSFR1M + 0.454%	5.7710	04/15/36	2,281,649
303,881	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	6.1550	01/19/45	228,076
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8740	01/25/67	262,003
620,914	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		8.2100	05/28/35	562,877
186,220	Fannie Mae Trust Series 2005-W3 3A(b)		4.2620	04/25/45	176,568
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	5.7420	11/26/35	34,055
128,095	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.8760	06/25/34	117,962
8,772	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.8220	09/25/34	8,534
56,670	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		6.8460	02/25/35	48,299
72,257	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	28,363
511,338	First Horizon Mortgage Pass-Through Trust Series 2005-AR3 2A1(b)		5.4610	08/25/35	352,112
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	16,591
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	445
98,235	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.0100	11/25/36	53,812
237,306	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.8450	11/25/37	100,394

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
1,109,000	Flagstar Mortgage Trust Series 2017-1 B5(b),(c)		3.6420	03/25/47	$727,418
348,387	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4550	05/25/48	289,339
270,759	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0070	12/25/49	210,116
94,953	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3580	12/30/51	60,036
1,000,000	Freddie Mac STACR REMIC Trust Series 2022-HQA1 M2(c),(d)	SOFR30A + 5.250%	10.5740	03/25/42	1,084,708
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	13.5880	07/25/49	1,159,491
84,100	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	6.4890	07/25/44	77,940
133,554	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	6.2890	10/25/44	120,939
845,411	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		7.5720	11/25/32	819,795
81,349	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	78,067
1,861,058	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.1370	09/19/35	1,551,472
111,769	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.6420	04/19/36	82,405
102,318	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.7850	06/20/24	96,394
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0420	08/25/49	308,314
1,083,609	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	987,206
992,545	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	5.8390	06/25/34	872,660
1,682,547	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,608,200
299,909	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	285,672
30,067	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	5.7890	03/25/35	27,341
158,050	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	5.7890	09/25/35	127,656
110,106	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	94,415
784,959	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	89,617
102,287	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	93,483
96,044	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.0900	06/25/34	82,405
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	6.0390	12/25/34	234,496
41,155	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	38,168
14,111	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	5.8790	05/25/35	10,451
26,478	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	5.8790	05/25/35	22,300
4,478	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	3,975
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		5.3370	07/25/35	277,548
27,593	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	10,019
111,245	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	48,938
2,358,115	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	5.7890	01/25/37	352,917
70,948	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.0330	05/25/37	38,111

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
212,809	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.7820	05/19/33	$175,767
1,329,962	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.2650	11/19/34	1,195,377
106,955	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		5.0710	07/19/35	74,136
35,899	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		6.5680	12/19/35	22,978
85,000	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	6.2040	07/25/35	84,188
183,583	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.4860	01/25/37	138,149
201,637	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	75,898
158,417	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.5170	09/25/37	114,753
263,202	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2260	07/25/51	217,263
165,991	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2260	07/25/51	130,572
757,724	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3120	10/25/51	620,180
138,209	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3120	12/25/51	102,623
48,855	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	47,222
53,263	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	50,519
25,055	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	7.2390	11/25/34	24,597
35,090	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	6.3240	03/25/35	30,555
277,436	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	6.1890	05/25/35	253,393
705,666	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	6.5640	05/25/35	659,137
574,852	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	6.1890	02/25/36	518,581
35,585	Impac CMB Trust Series Series 2004-10 3M3(d)	TSFR1M + 1.089%	6.4140	03/25/35	32,647
36,049	Impac CMB Trust Series Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9140	04/25/35	33,966
124,707	Impac CMB Trust Series Series 2005-8 2M3(d)	TSFR1M + 2.364%	7.6890	02/25/36	117,824
112,610	Impac CMB Trust Series Series 2005-8 2B(d)	TSFR1M + 2.364%	7.6890	02/25/36	104,560
185,531	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	144,952
81,061	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	6.1390	05/25/36	77,938
867,261	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A2(d)	TSFR1M + 0.714%	6.0390	08/25/36	632,345
17,884	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.6890	12/25/34	15,236
233,199	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.9360	02/25/35	205,957
236,097	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	5.8990	04/25/35	194,034
196,256	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.1660	08/25/35	86,453
245,962	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	1.7110	12/25/35	19,121
873,132	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	6.0390	03/25/36	775,214
938,563	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	477,049
362,038	JP Morgan MBS Series Series 2006-R1 6A1(b),(c)		5.7180	09/28/44	275,261

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
25,550	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.0930	11/25/33	$22,956
5,058	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		4.9930	07/25/34	4,663
21,379	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	18,700
26,857	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.3080	10/25/35	25,494
823,703	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	353,672
15,000	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.8930	06/25/36	10,378
173,001	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.3690	01/25/37	124,896
142,057	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.3690	01/25/37	100,423
19,084	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	16,626
181,180	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1750	03/25/50	146,318
208,033	JP Morgan Mortgage Trust Series Series 2008-R2 2A(b),(c)		5.5000	12/27/35	157,809
116,511	JP Morgan Tax-Emept Pass-Through Trust Series Series 2012-3 A(b),(c)		3.0000	10/27/42	102,212
154,641	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	8.7890	10/25/57	160,552
2,500,392	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,213,069
132,971	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	126,676
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.3410	12/25/32	35,514
16,363	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.5420	07/25/33	14,543
36,502	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		4.8400	12/25/33	32,548
18,823	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.1250	12/25/33	18,542
43,947	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		6.3170	01/25/34	38,697
47,508	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		7.2830	04/25/34	41,586
28,527	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.4740	10/25/34	22,123
170,869	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.5810	12/25/34	158,936
222,731	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.8660	09/25/35	131,361
98,600	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.3590	05/25/36	32,101
133,251	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1810	05/25/33	117,808
510,182	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	461,940
51,899	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	51,887
98,032	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	90,604
170,118	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	157,287
53,114	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	52,158
195,216	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	183,116
22,490	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	21,302
51,576	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	46,323

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
39,407	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	$36,465
161,680	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	149,506
668,387	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	642,108
811,245	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	787,854
1,637,141	MASTR Alternative Loan Trust Series 2004-13 10A3		5.7500	01/25/35	1,360,702
24,753	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	13,533
2,139	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,822
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	223,123
866,086	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
19,713	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	18,368
46,694	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	38,952
46,305	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	44,123
60,770	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	56,621
8,342	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	7,796
177,852	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	153,445
8,467	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	7,900
2,874,522	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	2,136,743
67,705	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	51,795
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	5.9390	06/25/36	829,439
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	5.8890	10/25/36	367,526
16,747	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	12,265
132,927	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.6560	05/25/36	118,298
15,924	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.9530	10/25/32	12,916
54,332	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.2190	10/25/32	48,841
352,055	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	329,666
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3170	10/25/48	653,313
553,134	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6470	04/25/51	427,158
33,773	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A4 3A(b)		6.2660	05/25/33	30,265
154,407	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2005-A4 1A(b)		5.1340	07/25/35	60,212
30,886	Merrill Lynch Mortgage Investors Trust Series Series 2003-A6 1A(b)		5.6270	09/25/33	28,501
130,558	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2004-HB1(b)		5.0820	04/25/29	113,185
267,050	Merrill Lynch Mortgage Investors Trust Series MLCC Series B B1(d)	TSFR1M + 0.714%	6.0390	07/25/30	228,063

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
43,523	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 2A2(b)		3.6600	09/25/37	$32,200
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		4.2970	08/25/61	816,420
50,581	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		6.2860	03/25/33	43,381
94,215	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/25/25	72,798
15,842	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.8460	02/25/34	14,598
23,118	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.1060	10/25/34	20,458
17,151	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.5500	10/25/34	14,862
14,083	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		6.1590	11/25/34	12,586
705,205	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	5.7390	03/25/35	654,443
73,878	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	28,424
11,434	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		7.5000	06/25/36	9,798
1,978,928	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	5.4600	02/25/42	1,941,198
2,695,194	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(d)	TSFR1M + 0.454%	5.7680	04/16/36	1,700,887
122,392	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	8.6640	12/25/34	117,311
222,838	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	6.2340	08/25/35	207,967
115,084	MRFC Mortgage Pass-Through Trust Series Series 2000-TBC3 B4(b),(c)		6.0330	12/15/30	103,518
535,397	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	518,025
26,110	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,261
313,367	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	261,592
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8730	11/25/59	489,429
142,841	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	125,826
512,879	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	5.9590	07/25/35	357,039
76,212	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	70,952
3,599,046	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	206,945
131,533	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.6610	06/25/39	90,191
364,223	PHHMC Series Trust Series 2005-4 A8(b)		5.8840	07/18/35	342,486
345,383	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	323,428
450,476	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2450	02/25/50	362,919
17,693	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	16,883
2,320	RALI Series Trust Series 2005-QA4 A41(b)		4.4050	04/25/35	2,230
106,630	RALI Series Trust Series 2005-QA12 CB1(b)		5.9160	12/25/35	45,822
330,588	RAMP Series Trust Series 2002-SL1 AII4(b)		5.1270	06/25/32	306,799
10,049	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	01/25/37	9,301

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
315,689	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	$254,824
8,316,763	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.1590	12/25/35	5,658,555
110,274	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7310	01/25/34	88,181
15,549	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	14,429
11,100	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	10,736
76,508	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	5.8590	07/25/36	67,643
132,027	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	124,206
30,000	Residential Asset Securitization Trust Series 2003-A7 A8		5.0000	07/25/33	27,384
1,330,085	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	5.9890	08/25/33	1,200,878
475,209	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	427,524
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,360,818
265,211	RMF Proprietary Issuance Trust Series 2021-2 A(b),(c)		2.1250	09/25/61	226,567
1,056,193	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	814,282
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	735,698
228,790	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	188,891
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	598,207
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	182,417
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
650,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	452,775
46,442	Seasoned Credit Risk Transfer Trust Series Series 2017-3 B(f)		0.0000	07/25/56	6,047
848,576	Seasoned Credit Risk Transfer Trust Series Series 2019-1 M(b)		4.7500	07/25/58	803,655
293,434	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	6.0550	07/20/33	248,695
30,007	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	6.0550	11/20/34	27,443
39,776	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	6.5080	11/20/34	31,879
55,881	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	5.8750	03/20/35	48,391
331,864	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	5.9900	05/20/35	210,467
314,168	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	6.2150	01/20/36	212,726
302,275	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	6.0350	06/20/36	233,140
125,023	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5150	05/25/43	117,270
254,937	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	225,471
74,418	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6060	02/25/47	55,161
75,382	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5890	04/25/47	52,792
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	84,901
509,334	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		4.3810	10/25/37	400,383

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
45,668	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		6.0010	03/25/34	$40,715
61,274	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		5.2650	12/25/34	51,644
195,733	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.6450	03/25/35	158,823
334,776	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.7470	07/25/35	172,745
738,343	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		5.0410	02/25/36	649,550
7,168	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	5.8190	09/25/36	6,184
311,155	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.4200	10/25/47	188,175
155,553	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A1(b)		5.8930	01/25/34	134,901
27,450	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A2(b)		5.8930	01/25/34	26,177
59,389	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	34,763
1,451	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	6.2220	12/25/33	1,327
15,927	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		4.8700	02/25/34	14,895
98,212	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		4.8700	02/25/34	91,814
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		4.8700	02/25/34	332,156
74,181	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	5.7890	04/25/35	64,365
91,152	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.1130	06/25/35	75,936
57,401	Suntrust Alternative Loan Trust Series Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.7500	12/25/35	42,960
206,590	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6750	07/25/48	168,546
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1020	11/25/48	162,680
230,000	Towd Point Mortgage Trust Series 2015-1 B1(b),(c)		4.5780	10/25/53	209,245
580,000	Towd Point Mortgage Trust Series 2015-2 1B3(b),(c)		3.7300	11/25/60	497,747
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	96,609
31,458	Wachovia Mortgage Loan Trust, LLC Series Series 2006-A 4A1(b)		6.2820	05/20/36	30,586
40,710	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR14 B1(b)		4.3860	11/25/32	35,528
36,627	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR18 A(b)		6.1530	01/25/33	35,147
34,923	WaMu Mortgage Pass-Through Certificates Series Series 2003-S3 1A4		5.5000	06/25/33	31,855
37,988	WaMu Mortgage Pass-Through Certificates Series Series 2003-S5 1A13		5.5000	06/25/33	36,168
232,209	WaMu Mortgage Pass-Through Certificates Series Series 2003-AR9 1A7(b)		5.6850	09/25/33	203,698
20,609	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2 A(d)	ECOFC + 1.250%	4.4140	02/27/34	17,797
118,497	WaMu Mortgage Pass-Through Certificates Series Series CB3 2A		6.5000	10/25/34	116,773
41,297	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR2 1A1(b)		4.5850	03/25/36	36,313

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7% (Continued)
84,925	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR17 1A(d)	12MTA + 1.200%	6.2890	11/25/42	$73,186
118,464	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR8 1A1(b)		4.3820	08/25/46	104,971
166,407	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	158,080
46,588	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	45,989
176,291	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.7420	06/25/33	144,575
9,521	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.9520	01/25/35	7,794
124,119	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.6650	08/25/38	103,061
930,049	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	890,556
557,872	Wells Fargo Alternative Loan Trust Series 2005-1 2A1		5.5000	02/25/35	505,988
51,749	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		6.3680	10/25/36	45,000
67,779	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	57,591
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6580	07/25/47	162,447
62,497	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	50,328
205,334	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	183,734
					104,081,993
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	994,212

	HOME EQUITY — 3.6%
58,033	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	5.9990	10/25/33	55,338
153,279	AFC Trust Series Series 1999-3 1A(d)	TSFR1M + 1.094%	6.4110	09/28/29	127,647
33,968	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	7.6140	05/25/29	47,350
470,514	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	5.8890	03/25/37	462,087
1,112,000	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	1,046,799
2,829,545	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	6.4390	05/28/39	2,305,631
1,261,619	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	6.9390	02/28/40	1,205,446
29,194	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.6390	06/25/34	27,087
277,622	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	281,640
216,496	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	6.4140	07/25/34	213,473
10,462	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.3390	01/25/32	10,883
119,044	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	111,459

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	HOME EQUITY — 3.6% (Continued)
281,238	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.0900	05/15/30	$259,610
97,291	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	6.0710	08/15/30	96,199
174,738	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	TSFR1M + 1.164%	6.4890	05/25/40	179,305
165,727	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	5.8530	02/27/35	151,889
52,085	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	51,402
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	6.0310	06/25/32	226,947
963,445	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	8.1390	07/25/34	879,209
220,545	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	6.1890	12/25/34	214,379
234,082	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	TSFR1M + 0.714%	6.0390	05/25/37	185,737
272,316	Morgan Stanley A.B.S Capital I Inc Trust Series Series 2003-SD1 M2(d)	TSFR1M + 4.014%	9.3390	03/25/33	239,058
38,418	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	3.7210	11/25/33	29,674
93,306	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	5.9340	03/25/36	78,834
220,605	NovaStar Mortgage Funding Trust Series Series 2003-4 A1(d)	TSFR1M + 0.854%	6.1790	02/25/34	216,403
28,334	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	6.1390	03/25/34	26,374
209,386	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	201,025
425,887	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	6.9390	12/25/32	385,363
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	7.9890	12/25/32	67,254
23,690	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	23,571
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.8470	12/25/33	26,464
198,502	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.1660	12/25/33	181,885
145,145	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	1.4610	03/25/35	114,488
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		6.8670	02/25/35	1,442,798
279,821	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	272,989
30,229	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	5.7390	06/25/36	29,705
168,071	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	190,851
					11,666,253
	MANUFACTURED HOUSING — 0.3%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	870,185
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	80,325
					950,510
	NON AGENCY CMBS — 26.9%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,324,109
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,481,604

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	$504,283
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	666,901
300,000	BAMLL Commercial Mortgage Securities Trust Series 2014-520M C(b),(c)		4.2140	08/15/46	164,063
175,000	BANK Series 2017-BNK8 C(b)		4.0930	11/15/50	128,903
868,000	BANK Series 2019-BN19 D(c)		3.0000	08/15/61	402,251
2,000,000	BANK Series 2019-BNK19 E(c)		3.0000	08/15/61	460,000
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,316,528
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	775,924
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	350,482
27,334	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	6.0840	08/25/35	24,656
42,296	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	7.1640	08/25/35	41,955
172,714	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	TSFR1M + 0.594%	5.7590	11/25/35	159,868
22,726	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	6.1140	01/25/36	20,739
75,532	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	5.8740	03/25/37	63,781
1,413,709	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	5.9040	07/25/37	1,326,050
340,507	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	5.9490	07/25/37	309,120
446,376	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	5.9940	07/25/37	406,663
841,725	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	6.1890	07/25/37	767,209
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 2.214%	7.5390	01/25/38	444,732
324,000	BBCMS Mortgage Trust Series 2019-BWAY A(c),(d)	TSFR1M + 1.070%	6.3870	11/15/34	210,361
350,000	BBCMS Mortgage Trust Series 2024-C24 D(c)		4.2500	02/15/57	247,706
350,000	BBSG Mortgage Trust Series 2016-MRP A(c)		3.2750	06/05/36	259,340
100,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	76,332
1,000,000	Benchmark Mortgage Trust Series 2020-IG3 B(b),(c)		3.2870	09/15/48	572,735
220,000	Benchmark Mortgage Trust Series 2020-IG3 C(b),(c)		3.2870	09/15/48	103,460
2,500,000	Benchmark Mortgage Trust Series 2020-IG2 B(b),(c)		3.2930	09/15/48	1,528,918
88,283	Benchmark Mortgage Trust Series 2018-B5 A2		4.0770	07/15/51	83,567
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	107,051
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	446,840
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	337,647
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	368,250
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	439,787
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	224,166
565,000	Benchmark Mortgage Trust Series 2022-B32 A3		3.0420	01/15/55	469,937

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	6.5810	10/15/35	$283,242
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4710	05/25/52	436,277
3,300,000	BWAY Mortgage Trust Series 2022-26BW A(c)		3.4020	02/10/44	2,594,338
1,500,000	BXP Trust Series 2017-CQHP A(c),(d)	TSFR1M + 0.897%	6.2140	11/15/34	1,407,095
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	258,753
181,802	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	TSFR1M + 3.400%	8.7100	03/12/25	181,295
121,757	CARBON CAPITAL VI COMMERCIAL MORTGAGE Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	8.2810	10/15/35	98,904
2,025,100	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,863,391
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	819,181
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	26,464
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	812,989
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	358,418
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	84,437
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	TSFR1M + 1.264%	6.5810	06/15/31	1,917,593
1,988,931	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(d)	TSFR1M + 1.968%	7.2850	11/15/31	1,923,255
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		4.0330	06/10/48	38,238
100,000	Citigroup Commercial Mortgage Trust Series 2016-C2 B		3.1760	08/10/49	91,698
295,438	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	5.9310	05/15/31	287,777
60,690	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	55,369
1,936,687	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,786,927
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,228,275
135,000	COMM Mortgage Trust Series 2014-CCRE18 B(b)		4.4560	07/15/47	132,995
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.3250	10/10/49	135,521
1,850,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.1730	06/15/57	1,642,996
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.8780	11/15/51	208,855
470,000	CSAIL Commercial Mortgage Trust Series 2019-C16 C(b)		4.2370	06/15/52	375,644
360,000	CSMC Series 2017-TIME A(c)		3.6460	11/13/39	261,366
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	222,433
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,051,178
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	7.9420	09/25/24	484,334
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	7.3420	06/25/25	51,387
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.264%	6.5810	05/15/26	1,369,179
1,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.5490	03/05/33	828,295
47,000	GS Mortgage Securities Corporation II Series 2005-ROCK F(c)		5.5150	05/03/32	41,591

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.1510	08/10/44	$1,334,082
65,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		4.9680	04/10/47	58,825
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		3.9510	11/10/49	839,486
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,179,956
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,713,159
700,000	HMH Trust Series 2017-NSS A(c)		3.0620	07/05/31	586,239
1,739,742	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	1,698,391
100,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(c)		4.1540	08/05/34	83,802
74,386	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	8.0640	08/25/34	67,724
77,636	Impact Funding Affordable Multifamily Housing Series 1 A1(c)		5.3140	01/25/51	76,508
387,000	J.P. Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	6.6340	11/15/35	357,406
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	9.1930	05/15/28	391,406
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	6.8140	04/15/31	1,289,150
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	6.7810	12/15/36	431,354
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5250	02/15/46	81,896
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	128,646
5,674,155	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		5.8820	06/15/49	1,310,732
2,951,168	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,557,298
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.1860	05/15/48	304,417
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.1530	11/15/48	35,005
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	181,809
825,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	636,559
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	104,623
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.6060	03/10/49	318,865
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.6060	03/10/49	1,728,958
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6680	03/10/50	1,162,916
6,218,432	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.0770	08/15/46	5,468,162
130,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C16 C(b)		4.7640	06/15/47	102,005
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 AS		3.8520	05/15/50	466,592
240,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	209,953

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	$333,769
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	183,651
600,000	Morgan Stanley Capital I Trust Series 2021-PLZA C(b),(c)		2.8100	11/09/43	400,991
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0230	05/15/48	142,356
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.7080	10/15/51	63,078
500,000	MSSG Trust Series 2017-237P A(c)		3.3970	09/13/39	399,370
226,787	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		0.0000	11/28/35	230,056
681,280	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	7.4390	04/25/46	611,860
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		3.9450	05/10/39	301,934
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.3190	02/25/52	1,886,864
401,910	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	316,751
457,352	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	430,849
1,305,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.7280	03/10/46	1,044,043
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,350,306
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,307,018
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	663,930
318,417	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	262,712
1,803,281	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	1,387,254
566,120	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	459,030
74,935	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	60,874
2,058,407	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,593,223
1,263,144	Velocity Commercial Capital Loan Trust Series 2022-2 M1(b),(c)		5.4100	04/25/52	1,161,741
1,286,192	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	1,260,611
874,868	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5340	08/25/52	747,114
472,812	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	473,750
248,920	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	249,893
671,932	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.7840	07/15/41	1,694
65,225	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	63,008
639,512	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		3.9520	07/15/46	590,294
346,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27 C		3.8940	02/15/48	275,152
220,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.1170	11/15/59	171,775
40,446	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(c)		4.9780	06/15/44	37,360
950,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(b)		3.8410	06/15/46	833,126
1,688,334	WFRBS Commercial Mortgage Trust Series 2013-C15 B(b)		4.1880	08/15/46	1,484,637

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	$398,271
110,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	102,960
40,000	WFRBS Commercial Mortgage Trust Series 2014-C22 B(b)		4.3710	09/15/57	33,924
1,800,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	1,280,631
					88,477,392
	OTHER ABS — 2.9%
120,850	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	TSFR1M + 0.464%	5.7810	09/15/45	120,470
125,476	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	115,544
246,188	AFN A.B.SPROP001, LLC Series 2019-1A A2(c)		4.4600	05/20/49	183,801
390,000	Amur Equipment Finance Receivables XIII, LLC Series 1A B(c)		5.3700	01/21/31	372,514
11,994,455	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0100	10/15/52	127,878
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	773,689
41,026	FCI Funding, LLC Series 2021-1A A(c)		1.1300	04/15/33	38,135
656,085	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	638,708
1,879,363	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,504,060
58,797	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	52,568
143,674	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	110,555
472,486	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	412,525
363,773	J.G. Wentworth XXXIX, LLC Series 2A B(c)		5.0900	09/17/74	301,685
39,505	Longtrain Leasing III, LLC Series 2015-1A A1(c)		2.9800	01/15/45	36,960
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	343,812
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,294,884
130,527	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	106,089
129,097	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	103,329
2,600,000	VCP RRL A.B.S II Ltd. Series 1A A(c)		5.4800	01/20/33	2,443,050
400,000	VCP RRL A.B.S II Ltd. Series 1A B(c)		6.4800	01/20/33	333,744
113,691	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	94,399
					9,508,399
	RESIDENTIAL MORTGAGE — 3.0%
321,478	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	6.3790	06/25/29	304,625
7,332,870	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	7.1350	12/31/38	2,450,083
46,160	CFMT, LLC Series 2021-HB7 A(b),(c)		1.1510	10/27/31	43,390
100,000	CFMT, LLC Series 2021-HB7 M1(b),(c)		2.1250	10/27/31	91,566
6,414	Chase Funding Trust Series Series 2002-4 2A1(d)	TSFR1M + 0.854%	6.1790	10/25/32	6,257

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	RESIDENTIAL MORTGAGE — 3.0% (Continued)
44,420	Chase Funding Trust Series Series 2004-1 1A7(e)		4.9850	11/25/33	$42,099
781,520	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	8.8140	06/25/32	771,032
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.0970	03/25/34	102,774
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	9.1890	05/25/50	1,329,717
1,111,820	CSMC Trust Series 2017-RPL1(b),(c)		2.9680	07/25/57	615,389
207,499	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	6.3390	10/25/47	184,436
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	6.6390	11/25/34	10,863
29,250	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	28,956
5,736	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	TSFR1M + 0.354%	5.6790	06/25/32	5,601
531,946	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.7880	09/26/33	514,498
400,000	Finance of America HECM Buyout Series 2022-HB2 M3(b),(c)		6.0000	08/01/32	369,489
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	7.2390	04/25/32	351,493
84,675	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	6.0990	12/25/35	66,106
10,263	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	6.5350	10/20/32	10,225
489,100	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	464,105
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	8.2890	06/25/33	58,361
64,301	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	6.5640	11/25/35	60,179
585,000	Mill City Mortgage Trust Series 2015-2 B1(b),(c)		3.7060	09/25/57	531,986
372,754	RAAC Series Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0390	06/25/44	292,723
482,355	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	6.1990	10/25/46	461,110
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	8.5890	08/25/33	471,368
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	7.0890	05/25/35	135,831
					9,774,262
	STUDENT LOANS — 1.0%
32,458	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	6.3090	01/25/43	29,506
1,733,976	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	SOFR30A + 4.354%	9.6780	11/26/40	2,096,486
179,841	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	152,245
41,541	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	5.7710	06/15/31	40,119
23,342	National Collegiate Trust (The) Series 2005-GATE B(c),(d)	TSFR1M + 0.564%	5.8870	07/27/26	21,608
300,000	Navient Private Education Refi Loan Trust Series 2021-A B(c)		2.2400	05/15/69	202,714
193,514	Nelnet Student Loan Trust Series 2023-A AFX(c)		6.6400	02/20/41	193,043
14,936	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.8590	10/25/40	12,468
68,883	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.9190	01/25/55	65,213

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.8% (Continued)
	STUDENT LOANS — 1.0% (Continued)
340,000	SMB Private Education Loan Trust Series 2023-C B(c)		6.3600	11/15/52	$306,548
10,080	Student Loan A.B.S Repackaging Trust Series Series 2007-1 3A1(c),(d)	TSFR3M + 0.477%	5.8120	11/27/30	10,086
					3,130,036
	WHOLE BUSINESS — 0.9%
2,183,816	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	TSFR1M + 0.514%	5.8350	10/20/40	1,945,306
52,241	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	7.5850	10/20/40	42,557
104,641	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	7.5850	10/20/40	85,244
2,138,740	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		2.0180	10/25/35	75,322
3,832,709	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		2.0660	10/25/40	160,032
360,042	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	8.0000	12/27/44	360,832
351,772	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	8.5700	04/25/48	355,932
					3,025,225
	TOTAL ASSET BACKED SECURITIES (Cost $261,845,812)				252,301,552

	CORPORATE BONDS — 12.8%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	62,300
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	169,880
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	36,003
890,000	Nomura America Finance, LLC(d)	4*(USISOA30 - USISOA02) - 1.000%	0.0000	07/29/34	551,800
					819,983
	BANKING — 3.4%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 2.738%	0.0000	06/27/33	117,800
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 0.738%	0.0000	01/30/34	75,600
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 1.738%	0.0000	08/28/34	62,000
75,000	Barclays Bank PLC(b)		7.0000	01/23/26	74,623

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	BANKING — 3.4% (Continued)
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	$414,750
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	39,000
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.000%	0.0000	08/15/33	47,063
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02-2.000%)	0.0000	04/25/34	35,960
70,000	Barclays Bank PLC(d)	8*(USISOA30 - USISOA05 - 2.000%)	0.0000	07/31/34	44,100
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	110,846
430,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA05)-1.000%	0.0000	06/11/33	270,900
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	659,791
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)-1.000%	0.0000	12/29/34	316,875
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02 -17.500%)	0.0000	08/31/35	33,275
220,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	151,800
1,024,000	Credit Suisse A.G.(d)	15*(USISOA30-USISOA02)	0.0000	10/31/31	725,760
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05-2.200%)	0.0000	01/31/33	72,000
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-1.600%)	0.0000	06/30/34	150,981
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-2.000%)	0.0000	08/28/34	747,915
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISOA30 - USISOA02 - 0.250%)	0.0000	10/31/34	2,505,625
961,000	Deutsche Bank A.G.(d)	4*(USISOA30 - USISOA02 - 1.000%)	0.0000	11/26/34	586,210
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02) - 8.750%	0.0000	03/27/35	442,800

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	BANKING — 3.4% (Continued)
75,000	Deutsche Bank A.G.(d)	15*(USISOA30 - USISOA02 - 13.125%)	0.0000	12/23/35	$43,688
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	0.0000	05/21/29	78,000
200,000	Lloyds Bank plc(d)	4.3*(USISOA30-USISOA05-0.500%)	0.0000	01/31/33	124,000
136,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02 -1.000%)	0.0000	10/25/33	85,000
655,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02) - 1.400%	0.0000	11/27/33	416,746
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	0.0000	04/30/34	177,660
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05-1.875%)	0.0000	07/31/34	873,145
618,000	Natixis US Medium-Term Note Program, LLC(d)	10*(USISOA30-USISOA02)	0.0000	03/31/36	370,800
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02-0.250%)	0.0000	08/18/31	83,438
100,000	NatWest Markets plc(d)	4*(USISOA30 - USISOA02 - 0.500%)	0.0000	08/26/31	64,750
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	171,700
185,000	SG Structured Products, Inc.(d)	4*(USISOA30 - USISOA02 - 2.000%)	0.0000	07/29/31	131,350
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	0.0000	10/29/32	515,220
203,000	Societe Generale S.A.(d)	50*(USISOA30-USISOA02)	0.0000	01/31/35	148,951
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	6.7170	02/15/34	108,260
					11,078,382
	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	29,752
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	0.0000	11/22/32	24,500
200,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	03/29/34	140,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	45,225

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	04/01/41	$346,316
170,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	96,900
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30-USISOA02)	0.0000	09/30/30	204,750
627,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	445,170
95,000	Credit Suisse A.G.(d)	8*(USISOA30 - USISOA02)	0.0000	10/30/30	65,075
791,000	Credit Suisse A.G.(d)	12*(USISOA30-USISOA02)	0.0000	04/29/31	555,678
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30-USISOA05)	0.0000	03/19/29	287,438
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.750%	0.0000	03/24/31	295,000
97,000	Jefferies Financial Group, Inc.(d)	7.5*(USISOA30-USISOA02)	0.0000	05/31/34	60,989
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	06/30/37	18,525
1,168,000	Jefferies Financial Group, Inc.(d)	9*(USISOA30-USISOA02)	0.0000	07/31/37	735,840
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	0.0000	08/31/37	661,343
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	08/31/37	92,625
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	0.0000	09/30/37	151,280
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	10/31/37	148,200
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	01/31/38	68,750
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	5.0290	02/28/38	504,825
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.0000	08/31/39	536,953
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	5.0000	03/20/40	238,307
115,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/21/27	97,750
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	0.0000	06/28/28	43,610
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	0.0000	09/27/28	786,625
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/15/28	596,370
100,000	Morgan Stanley(b)		6.0000	06/29/29	85,000

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
3,598,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	04/30/30	$2,500,609
1,593,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	05/29/30	1,107,134
488,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	06/30/30	339,160
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	151,109
290,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	0.0000	08/19/30	199,375
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	08/31/30	147,690
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	297,460
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/30/30	102,303
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	0.0000	10/30/30	100,934
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/30/30	33,250
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	11/30/30	45,540
30,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	20,400
20,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/31/31	14,450
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	03/31/31	130,260
89,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	05/31/31	68,975
125,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	06/30/31	97,500
114,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	07/29/31	88,350
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	09/16/31	178,688
197,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/34	118,200
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	198,375
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	03/31/34	119,130
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	05/30/34	163,590
121,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	08/29/34	70,180

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.0% (Continued)
120,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	09/30/34	$69,600
238,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/08/34	138,040
233,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/31/34	139,800
30,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/28/34	17,400
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	0.0000	12/31/34	131,963
467,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/35	283,703
438,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	03/31/35	257,325
855,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	572,850
73,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	48,910
185,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	123,950
384,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	257,280
134,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	09/30/35	90,785
109,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	11/30/35	73,030
134,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	89,780
828,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	02/29/36	507,150
45,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	27,900
					16,484,924
	LEISURE FACILITIES & SERVICES — 0.1%
395,033	Times Square Hotel Trust(c)		8.5280	08/01/26	393,090

	OIL & GAS PRODUCERS — 0.3%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	252,488
870,000	Petroleos Mexicanos		6.7500	09/21/47	584,999
					837,487
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(g)
110,000	American Tower Trust #1 Series 2018-1 A(c)		3.6520	03/23/28	102,920

	SPECIALTY FINANCE — 3.8%
182,416	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	5.7710	02/15/52	144,052

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.8% (Continued)
	SPECIALTY FINANCE — 3.8% (Continued)
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	7.7870	05/01/32	$2,421,348
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	0.0000	04/30/33	505,766
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	06/30/36	330,010
215,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	07/29/36	131,956
3,642,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	2,258,040
992,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/30/36	615,040
4,293,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	11/29/36	2,661,660
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	12/30/36	24,800
1,670,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	01/31/37	1,035,400
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	03/31/37	61,750
396,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	04/28/37	245,520
267,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	07/31/37	165,540
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/29/37	104,160
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	09/29/37	1,228,540
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	6.4340	07/03/33	24,309
634,876	Select Notes Trust LT		5.9100	02/22/33	566,331
					12,524,222
	TOTAL CORPORATE BONDS (Cost $57,576,041)				42,241,008

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	110,726
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	14,075
685,000	Argentine Republic Government International Bond(e)		3.6250	07/09/35	302,396
					427,197
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction & Development(b)		0.0000	06/30/34	621,780

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.3% (Continued)
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,169,240)			$1,048,977

	U.S. GOVERNMENT & AGENCIES — 3.0%
	AGENCY FIXED RATE — 1.2%
3,760,048	Fannie Mae Pool BY8354	6.0000	08/01/53	3,767,002

	AGENCY MBS OTHER — 0.0%(g)
34,499	Fannie Mae Pool 257064	4.5000	11/01/37	33,570
8,292	Ginnie Mae II Pool BU6365(b)	4.6150	04/20/70	8,141
				41,711
	U.S. TREASURY NOTES — 1.8%
1,000,000	United States Treasury Note	4.0000	06/30/28	978,125
1,000,000	United States Treasury Note	3.7500	06/30/30	958,359
4,004,000	United States Treasury Note	4.5000	11/15/33	3,997,431
				5,933,915
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,895,457)			9,742,628

	TOTAL INVESTMENTS - 92.9% (Cost $330,486,550)			$305,334,165
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.1%			23,171,941
	NET ASSETS - 100.0%			$328,506,106

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
195	CBOT 3 Year US Treasury Note Future	10/01/2024	$40,377,187	$100,262
195	Ultra 10-Year US Treasury Note Futures	09/20/2024	21,846,094	160,266
	TOTAL FUTURES CONTRACTS			$260,528

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

CREDIT DEFAULT SWAP AGREEMENTS

Description	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY Series 42	Annual	GS	5.00%	6/20/2029	$54,000,000	$(4,154,745)	$(3,791,496)	$(363,249)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(201,636)	(82,727)	(118,909)
TOTAL						$(4,356,381)	$(3,874,223)	$(482,158)

GS LLC	- Goldman Sachs - Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury
CMS2	2 Year Constant Maturity Swap Rate
CMS5	5 Year Constant Maturity Swap Rate
CMS30	30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 Month
TSFR3M	Secured Overnight Financing Rate 3 Month
TSFR6M	Secured Overnight Financing Rate 6 Month
USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y
USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y
USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y
USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2024

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024 the total market value of 144A securities is $168,742,179 or 51.4% of net assets.
(d)	Variable rate security; the rate shown represents the rate on May 31, 2024.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2024.
(f)	Zero coupon bond.
(g)	Percentage rounds to less than 0.1%.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2024

Assets:
Total Investments, at cost	$330,486,550

Total Investments, at value	$305,334,165
Cash	16,079,723
Foreign cash ($173,503)	175,951
Deposit in collateral account for swaps	4,361,525
Deposit at broker for swaps	4,338,883
Deposit at broker for futures	1,099,286
Unrealized appreciation on futures	260,528
Receivable for securities sold	147,805
Receivable for fund shares sold	406,224
Interest and dividends receivable	1,651,718
Prepaid expenses and other assets	131,114
Total Assets	333,986,922

Liabilities:
Payable for securities purchased	460,000
Payable for fund shares redeemed	152,668
Premiums received on swaps	3,874,223
Unrealized depreciation on swaps	482,158
Administrator fees payable	109,474
Payable to manager	271,154
Trustee fees payable	5,022
Payable for distribution (12b-1) fees	10,730
Compliance officer fees payable	665
Accrued expenses and other liabilities	114,722
Total Liabilities	5,480,816

Net Assets	$328,506,106

Net Assets:
Paid in capital	$364,944,659
Accumulated loss	(36,438,553)
Net Assets	$328,506,106

Net Asset Value Per Share
Class A
Net Assets	$5,828,374
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	595,440
Net asset value and redemption price per share	$9.79
Offering price per share (maximum sales charge of 2.00%)	$9.99

Class C
Net Assets	$3,557,558
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	373,192
Net asset value/offering/redemption price per share (a)	$9.53

Class I
Net Assets	$240,448,688
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	25,226,018
Net asset value/offering/redemption price per share	$9.53

Class R6
Net Assets	$78,671,486
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,037,165
Net asset value/offering/redemption price per share	$9.79

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2024

Investment Income:
Interest income	$10,761,202
Total Investment Income	10,761,202

Operating Expenses:
Management fees	1,925,212
Distribution (12b-1) fees
Class A Shares	7,529
Class C Shares	18,479
Administration fees	250,012
Interest expenses	216,606
Shareholder servicing fees	103,435
Legal fees	56,723
Transfer Agent fees	47,642
Registration fees	32,849
Custodian fees	26,009
Printing and postage expense	17,520
Trustees’ fees	12,689
Audit fees	11,363
Insurance expense	8,904
Compliance officer fees	3,470
Miscellaneous expenses	4,651
Total Operating Expenses	2,743,093

Less: Expenses waived	(363,620)
Total Waivers	(363,620)

Net Operating Expenses	2,379,473

Net Investment Income	8,381,729

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(508,878)
Futures	(1,263,055)
Swaps	872,286
Net realized (loss)	(899,647)

Net change in unrealized appreciation/(depreciation) on:
Investments	6,513,592
Futures	279,143
Swaps	(3,864,565)
Net change in unrealized appreciation	2,928,170
Net Realized and Unrealized Gain on investments	2,028,523

Net Increase in Net Assets Resulting From Operations	$10,410,252

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	(Unaudited)
Operations:
Net investment income	$8,381,729	$15,342,614
Net realized (loss) on investments	(899,647)	(425,745)
Net change in unrealized appreciation (depreciation) on investments	2,928,170	(700,168)
Net increase in net assets resulting from operations	10,410,252	14,216,701

Distributions to Shareholders:
Total Distributions:
Class I	(6,753,680)	(15,460,411)
Class A	(163,250)	(659,176)
Class C	(89,685)	(233,492)
Class R6	(2,288,862)	(5,964,481)
Total Dividends and Distributions to Shareholders	(9,295,477)	(22,317,560)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	55,167,256	121,236,095
Class A	943,554	4,102,974
Class C	562,025	725,489
Class R6	3,788,490	13,420,081
Reinvestment of dividends and distributions
Class I	6,024,821	13,780,377
Class A	113,780	530,834
Class C	67,854	164,808
Class R6	1,928,487	4,724,777
Cost of shares redeemed
Class I	(51,071,429)	(105,969,267)
Class A	(1,282,553)	(9,568,819)
Class C	(620,431)	(1,716,476)
Class R6	(7,006,270)	(29,892,214)
Net increase in net assets from share transactions of beneficial interest	8,615,584	11,538,659

Total Increase in Net Assets	9,730,359	3,437,800

Net Assets:
Beginning of year/period	318,775,747	315,337,947
End of year/period	$328,506,106	$318,775,747

Share Activity
Shares sold
Class I	5,747,935	12,562,281
Class A	95,585	414,956
Class C	58,358	75,174
Class R6	384,189	1,360,347
Shares Reinvested
Class I	629,808	1,438,071
Class A	11,587	53,971
Class C	7,092	17,190
Class R6	196,638	483,125
Shares redeemed
Class I	(5,319,228)	(11,001,893)
Class A	(130,002)	(975,479)
Class C	(64,565)	(177,742)
Class R6	(712,756)	(3,034,920)
Net Increase in shares of beneficial interest	904,641	1,215,081

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class A
	For the Six Months Ended May 31 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020		For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.75		$10.00	$11.26	$11.35		$10.68		$10.16
Income (Loss) from Investment Operations:
Net investment income (1)	0.24		0.43	0.32	0.36		0.42		0.41
Net realized and unrealized gain (loss)	0.07		(0.04)	(1.07)	0.24		0.95		0.46
Total from investment operations	0.31		0.39	(0.75)	0.60		1.37		0.87
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.64)	(0.34)	(0.38)		(0.52)		(0.34)
Distributions from realized gains	-		-	(0.17)	(0.31)		(0.18)		(0.01)
Total dividends and distributions	(0.27)		(0.64)	(0.51)	(0.69)		(0.70)		(0.35)

Redemption Fees	-		-	-	-		-		0.00	**

Net Asset Value, End of Year/Period	$9.79		$9.75	$10.00	$11.26		$11.35		$10.68

Total Return*	3.18%		4.04%	(6.84)%	5.44	% #	13.54	% #	8.67	% #

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,828		$6,031	$11,247	$15,664		$12,466		$435
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.94	% (8)	1.93%	1.86%	1.86%		2.01%		2.38%
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.86	% (8)	1.84%	1.80%	1.76%		1.79%		1.74%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	4.84	% (8)	4.32%	3.01%	3.18%		3.89%		3.84%
Portfolio Turnover Rate	16	% (9)	42%	77%	84%		132%		111%

	Class C
	For the Six Months Ended May 31 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.51		$9.76	$11.00	$11.10	$10.45	$10.16
Income (Loss) from Investment Operations:
Net investment income (1)	0.20		0.35	0.23	0.27	0.33	0.32
Net realized and unrealized gain (loss)	0.05		(0.03)	(1.04)	0.24	0.93	0.31
Total from investment operations	0.25		0.32	(0.81)	0.51	1.26	0.63
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.57)	(0.26)	(0.30)	(0.43)	(0.33)
Distributions from realized gains	-		-	(0.17)	(0.31)	(0.18)	(0.01)
Total dividends and distributions	(0.23)		(0.57)	(0.43)	(0.61)	(0.61)	(0.34)

Redemption Fees	-		-	-	-	-	-

Net Asset Value, End of Year/Period	$9.53		$9.51	$9.76	$11.00	$11.10	$10.45

Total Return*	2.67%		3.37%	(7.50)%	4.71%	12.62%	6.24	% #

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,558		$3,540	$4,467	$5,616	$3,262	$1,468
Ratio of gross operating expenses to average net assets including interest expense (2,5)	2.69	% (8)	2.68%	2.61%	2.61%	2.81%	3.11%
Ratio of net operating expenses to average net assets including interest expense (2,6)	2.61	% (8)	2.59%	2.55%	2.51%	2.54%	2.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	4.10	% (8)	3.58%	2.28%	2.41%	3.12%	3.09%
Portfolio Turnover Rate	16	% (9)	42%	77%	84%	132%	111%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(3) Ratio of gross operating expenses to average net assets excluding interest expense (2)	1.81	% (8)	1.82%	1.79%	1.83%	1.96%	2.38%
(4) Ratio of net operating expenses to average net assets excluding interest expense (2)	1.73	% (8)	1.73%	1.73%	1.73%	1.74%	1.74%
(5) Ratio of gross operating expenses to average net assets excluding interest expense (2)	2.56	% (8)	2.57%	2.54%	2.58%	2.76%	3.11%
(6) Ratio of net operating expenses to average net assets excluding interest expense (2)	2.48	% (8)	2.48%	2.48%	2.48%	2.49%	2.49%
(7)			Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)			Annualized.
(9)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I
	For the Six Months Ended May 31 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.51		$9.76	$11.00	$11.10	$10.46	$10.15
Income (Loss) from Investment Operations:
Net investment income (1)	0.24		0.44	0.34	0.38	0.44	0.40
Net realized and unrealized gain (loss)	0.06		(0.02)	(1.05)	0.23	0.93	0.30
Total from investment operations	0.30		0.42	(0.71)	0.61	1.37	0.70
Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.67)	(0.36)	(0.40)	(0.55)	(0.38)
Distributions from realized gains	-		-	(0.17)	(0.31)	(0.18)	(0.01)
Total dividends and distributions	(0.28)		(0.67)	(0.53)	(0.71)	(0.73)	(0.39)

Redemption Fees	-		-	-	-	-	0.00 **

Net Asset Value, End of Year/Period	$9.53		$9.51	$9.76	$11.00	$11.10	$10.46

Total Return*	3.18%		4.42%	(6.58)%	5.74%	13.80%	6.97%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$240,449		$229,747	$206,630	$215,003	$112,226	$4,982
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.69	% (8)	1.68%	1.61%	1.61%	1.79%	1.99%
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.61	% (8)	1.59%	1.55%	1.51%	1.54%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	5.09	% (8)	4.59%	3.29%	3.40%	4.11%	3.88%
Portfolio Turnover Rate	16	% (9)	42%	77%	84%	132%	111%

	Class R6
	For the Six Months Ended May 31 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.73		$9.93	$11.15	$11.20	$10.51	$10.16
Income (Loss) from Investment Operations:
Net investment income (1)	0.28		0.49	0.38	0.43	0.48	0.43
Net realized and unrealized gain (loss)	0.06		(0.02)	(1.07)	0.23	0.94	0.31
Total from investment operations	0.34		0.47	(0.69)	0.66	1.42	0.74
Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.67)	(0.36)	(0.40)	(0.55)	(0.38)
Distributions from realized gains	-		-	(0.17)	(0.31)	(0.18)	(0.01)
Total dividends and distributions	(0.28)		(0.67)	(0.53)	(0.71)	(0.73)	(0.39)

Redemption Fees	-		-	-	-	-	0.00 **

Net Asset Value, End of Year/Period	$9.79		$9.73	$9.93	$11.15	$11.20	$10.51

Total Return*	3.53%		4.86%	(6.30)%	6.16%	14.23%	7.36%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$78,671		$79,458	$92,994	$61,289	$62,369	$30,209
Ratio of gross operating expenses to average net assets including interest expense (2,5)	1.69	% (8)	1.68%	1.61%	1.63%	1.80%	1.93%
Ratio of net operating expenses to average net assets including interest expense (2,6)	1.02	% (8)	1.20%	1.18%	1.14%	1.17%	1.13%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	5.69	% (8)	4.97%	3.68%	3.82%	4.51%	4.11%
Portfolio Turnover Rate	16	% (9)	42%	77%	84%	132%	111%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(3) Ratio of gross operating expenses to average net assets excluding interest expense (2)	1.56	% (8)	1.57%	1.54%	1.58%	1.74%	2.00%
(4) Ratio of net operating expenses to average net assets excluding interest expense (2)	1.48	% (8)	1.48%	1.48%	1.48%	1.49%	1.49%
(5) Ratio of gross operating expenses to average net assets excluding interest expense (2)	1.56	% (8)	1.57%	1.54%	1.61%	1.75%	1.93%
(6) Ratio of net operating expenses to average net assets excluding interest expense (2)	0.89	% (8)	1.09%	1.11%	1.11%	1.12%	1.13%
(7)			Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)			Annualized.
(9)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2024 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Easterly Income Opportunities Fund (the “Fund”) is a series of the James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) and was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust currently consists of five series. Easterly Investment Partners LLC serves as the Fund’s Advisor. Prior to March 15, 2024, Easterly Funds LLC served as the Fund’s Advisor. Orange Investment Advisors LLC serves as the Sub-Advisor.

Primary Objective

High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, the Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Fund’s pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (I) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly and the sub-adviser to the Fund may, in their discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2024 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$252,301,552	$-	$252,301,552
Corporate Bonds	-	42,241,008	-	42,241,008
Non U.S. Government & Agencies	-	1,048,977	-	1,048,977
U.S. Government & Agencies	-	9,742,628	-	9,742,628
Total Assets	$-	$305,334,165	$-	$305,334,165
Assets - Derivatives
Futures**	$260,528	$-	$-	$260,528
Total Asset Derivatives	$260,528	$-	$-	$260,528
Liabilities - Derivatives
Credit Default Swap**	$-	$482,158	$-	$482,158
Total Liability Derivatives	$-	$482,158	$-	$482,158

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.
**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b)	Federal Income Tax

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2021, to November 30, 2023, or expected to be taken in the Fund’s November 30, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 31, 2024, the Fund did not incur any interest or penalties.

(c)	Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statement of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(d)	Dividends and Distributions

The following table summarizes the Fund’s intended dividend and capital gain declaration policy:

Income Dividends	Capital Gains
Monthly	Annually

The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

(e)	Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2024 (Unaudited) (Continued)

(g)	Other

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Prior to March 15, 2024, Easterly Funds LLC served as the Fund’s Advisor. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s respective investment policies and restrictions. The Fund’s investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Fund in a supervision capacity with responsibility to monitor the performance of the Fund’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. The management fees are payable to Easterly Investment Partners LLC monthly by the Fund and are computed daily as shown in the table below. The Fund’s subadvisor is paid by the manager, not the Fund.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Fund, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 31, 2024.

						Fee Waived/
Management	Expenses Limitation					Expenses Reimbursed
Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 5/31/2024
1.20%	1.73%	2.48%	1.48%	0.89%*	3/31/2025	$363,620

The following table shows the available waived expenses and expiration date for the Fund subject to potential recovery.

11/30/2024	11/30/2025	11/30/2026
$472,087	$552,449	$619,614

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Fund’s Class C shares. For the six months ended, May 31, 2024, sales charges on sales of the Fund’s Class A shares were $10,690.

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of this agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Certain employees of UFS and NLCS are also officers of the Trust,and are not paid any fees directly by the Trust for serving in such capacity.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2024 (Unaudited) (Continued)

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund were $62,854,722 and $47,840,628, respectively.

(b) Futures Contracts – The Fund may purchase and sell futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(c) Swap Agreements – The Fund is subject to interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statement of Assets and Liabilities at May 31, 2024, was as follows:

Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	Fair value of asset/liability derivatives
Futures	Interest Rate	Unrealized appreciation on futures	$260,528
		Totals	$260,528

Swap Contracts	Credit Default	Unrealized depreciation on swaps	$(482,158)
		Totals	$(482,158)

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2024, was as follows:

Derivative	Location of gain (loss) on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
Swap Contracts
	Net realized gain on swaps	Credit Default	$872,286
	Net change in unrealized (depreciation) on swaps	Credit Default	$(3,864,565)

Futures
	Net realized loss from futures	Interest Rate	$(1,263,055)
	Net change in unrealized appreciation on futures	Interest Rate	$279,143

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2024.

	Gross Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
	of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged *	Net Amount of Liabilities
Description of Liability:
Credit Default Swap	$(482,158)	$-	$-	$(482,158)
Total	$(482,158)	$-	$-	$(482,158)

*	Excess collateral not included.

EASTERLY INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

Six Months Ended May 31, 2024 (Unaudited) (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for Federal Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Tax Net Unrealized App/Dep
330,799,103	7,310,513	(32,775,451)	(25,464,938)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2023, and November 30, 2022, was as follows:

	Fiscal Year Ended November 30, 2023	Fiscal Year Ended November 30, 2022
Ordinary Income	$22,317,560	$13,855,861
Long-Term Capital Gains	-	2,521,242
Return of Capital	-	-
	$22,317,560	$16,377,103

As of November 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$638,788	$-	$(1,194,613)	$(5,019,971)	$-	$(31,977,532)	$(37,553,328)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps, and adjustments for contingent convertible debt securities. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $1,029 for the Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,194,613.

At November 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
$-	$5,019,971	$5,019,971	$-

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, the shareholders that own 25% or more of the voting securities are as follows:

Shareholder	Ownership %
American Enterprise Inv Svcs	26.45%

7.	LINE OF CREDIT

Currently, the Fund has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. There were no borrowings outstanding for the six months ended.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2024

SHAREHOLDER VOTING RESULTS

On December 19, 2023 a Special Meeting of Shareholders of the Easterly Income Opportunities Fund was held and adjourned until February 15, 2024. At the meeting on February 15, 2024 shareholders of record of the Easterly Income Opportunities Fund at the close of business on October 20, 2023, voted to approve the following proposals:

To approve a new investment advisory agreement with Easterly Investment Partners LLC.

FOR	AGAINST	ABSTAIN
16,949,247.00 Shares	170,062.00 Shares	925,030.00 Shares

To approve a new investment sub-advisory agreement between Easterly Investment Partners LLC and Orange Investment Advisors, LLC.

FOR	AGAINST	ABSTAIN
16,925,125.00 Shares	189,126.00 Shares	930,089.00 Shares

Privacy Notice

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	●	Social Security number and wire transfer instructions
	●	account transactions and transaction history
	●	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	YES	YES
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?	We collect your personal information, for example, when you
	●	open an account or deposit money
	●	direct us to buy securities or direct us to sell your securities
	●	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	●	affiliates from using your information to market to you.
	●	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	●	James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833- 999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

On December 19, 2023 a Special Meeting of Shareholders of the Easterly Income Opportunities Fund was held and adjourned until February 15, 2024. At the meeting on February 15, 2024 shareholders of record of the Easterly Income Opportunities Fund at the close of business on October 20, 2023, voted to approve the following proposals:

To approve a new investment advisory agreement with Easterly Investment Partners LLC.

FOR	AGAINST	ABSTAIN
16,949,247.00 Shares	170,062.00 Shares	925,030.00 Shares

To approve a new investment sub-advisory agreement between Easterly Investment Partners LLC and Orange Investment Advisors, LLC.

FOR	AGAINST	ABSTAIN
16,925,125.00 Shares	189,126.00 Shares	930,089.00 Shares

Item 16. Controls and Procedures [No Change]

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Fund Trust

By	/s/ Darrell Crate
Darrell Crate
President and Principal Executive Officer

Date:	8/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
President and Principal Executive Officer

8/5/2024

By	/s/ Michael Montague
Michael Montague
Treasurer and Principal Financial Officer

Date:	8/5/2024